Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Recognized Stock-Based Compensation

The Company recognized stock-based compensation as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(In thousands)		(In thousands)
Research and development	$1,935	$1,276	$5,515	$2,520
General and administrative	2,169	704	5,528	1,745

Total stock-based compensation	$4,104	$1,980	$11,043	$4,265

The Company recognized stock-based compensation as follows:

	Year Ended December 31,
	2018	2017	2016
	(In thousands)
Research and development	$4,195	$4,392	$1,727
General and administrative	2,730	962	236

Total stock-based compensation	$6,925	$5,354	$1,963

Summary of Share-based Payment Award, Stock Options, Valuation Assumptions

The estimated grant-date fair value of all the Company’s profit interest units and options to purchase common stock was calculated using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2018	2017	2016
Expected term (in years)	5.1 – 6.1	6.0 – 10.0	6.1 – 10.0
Expected volatility	73 – 81%	75%	77%
Risk-free interest rate	2.5 – 3.1%	1.9 – 2.4%	1.2 – 2.5%
Dividend yield	0%	0%	0%

Summary of Restricted Common Stock

Activity for the restricted common stock is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted common stock as of December 31, 2018	1,917,848	$6.95
Vested	(669,125)	6.95
Forfeited	(56,973)	6.95

Unvested restricted common stock as of September 30, 2019	1,191,750	$6.95

Activity for the restricted units is shown below:

	Number of Units	Weighted Average Grant Date Fair Value per Unit
Unvested restricted units as of December 31, 2016	1,480,199	0.26
Vested prior to conversion from LLC to corporation	(1,277,275)	0.09
Exchange of unvested restricted units for restricted common stock upon the Conversion	(202,924)	1.33

Unvested restricted units as of December 31, 2017	—	—

Activity for the restricted common stock is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted common stock as of December 31, 2016	—	$—
Exchange of unvested profit interest units for restricted common stock upon the Conversion	3,165,350	6.95
Exchange of unvested restricted units for restricted common stock upon the Conversion	202,924	6.95
Vested	(170,227)	6.95
Cancelled/forfeited	(49,234)	6.95

Unvested restricted common stock as of December 31, 2017	3,148,813	6.95
Vested	(1,219,641)	6.95
Cancelled/forfeited	(11,324)	6.95

Unvested restricted common stock as of December 31, 2018	1,917,848	6.95

Summary of Options to Purchase Common Stock

Activity for the options to purchase common stock shown below (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	5,063,688	$8.94	9.6	$6,067
Granted	1,133,100	19.17
Exercised	(100,016)	7.89
Forfeited	(178,648)	11.52

Outstanding as of September 30, 2019	5,918,124	$10.84	9.0	$26,336

Exercisable as of September 30, 2019	891,664	$8.69	8.8	$5,296

Vested and expected to vest as of September 30, 2019	5,918,124	$10.84	9.0	$26,336

Activity for the options to purchase common stock shown below (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)
Outstanding as of December 31, 2016	—	$—
Granted	22,500	6.95

Outstanding as of December 31, 2017	22,500	6.95
Granted	5,063,584	8.94
Cancelled/forfeited	(22,396)	8.01

Outstanding as of December 31, 2018	5,063,688	8.94	9.6	$6,067

Exercisable as of December 31, 2018	273,561	8.09	9.4	$561

Vested and expected to vest as of December 31, 2018	5,063,688	8.94	9.6	$6,067

Profit interest units
Summary of Restricted Common Stock

Activity for the profit interest units is shown below:

	Number of Units	Weighted Average Grant Date Fair Value per Unit
Unvested as of December 31, 2016	1,205,563	1.72
Granted	2,483,500	4.76
Vested	(363,387)	1.89
Cancelled/forfeited	(8,338)	1.17
Exchange of unvested profit interest units for restricted common stock upon the Conversion	(3,317,338)	3.98

Unvested as of December 31, 2017	—	—